Net Income (Loss) Per Share Applicable to Common Stockholders (Tables)	9 Months Ended
Sep. 30, 2012
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]

The following securities were not included in the diluted net income (loss) per share calculation because their effect was antidilutive as of the periods presented (in thousands):

	Three Months Ended		Nine Months Ended
	September 30, 2012	September 30, 2011	September 30, 2012	September 30, 2011
Common stock options	1,574	1,574	1,574	1,574
Common stock warrants	5,437	3,038	5,437	3,326
Convertible notes	2,627	757	2,627	1,978
Excluded potentially dilutive securities	9,638	5,369	9,638	6,878